Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Other deposits	78,164	61,814	46,360
Prepayments	36,916	29,671	22,253
Prepayment and other current assets	115,080	91,485	68,613